Appendix V - Movement in Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	€ 2,324,107	€ 2,159,545
Additions	81,966	133,640
Business combination	3,741	184,771
Transfers	(3,245)	(486)
Disposals	(6,152)	(1,280)
Translation differences	147,080	(152,083)
Property, plant and equipment at end of period	2,547,497	2,324,107
Gross carrying amount
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	3,685,191	3,445,970
Additions	266,008	296,760
Business combination	3,741	184,771
Transfers	(3,219)	(2,072)
Disposals	(25,083)	(24,041)
Translation differences	225,340	(216,197)
Property, plant and equipment at end of period	4,151,978	3,685,191
Gross carrying amount | Land and Buildings
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	780,180	807,195
Additions	3,361	19,843
Business combination	660	14,964
Transfers	24,830	(6,050)
Disposals	(123)	(211)
Translation differences	51,539	(55,561)
Property, plant and equipment at end of period	860,447	780,180
Gross carrying amount | Plant and machinery
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	2,200,429	2,141,611
Additions	42,747	50,825
Business combination	10,381	48,408
Transfers	171,894	103,594
Disposals	(24,960)	(23,830)
Translation differences	127,253	(120,179)
Property, plant and equipment at end of period	2,527,744	2,200,429
Gross carrying amount | Fixed assets under construction
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	704,582	497,164
Additions	219,900	226,092
Business combination	7,300	121,399
Transfers	(199,943)	(99,616)
Translation differences	46,548	(40,457)
Property, plant and equipment at end of period	763,787	704,582
Accumulated depreciation and amortisation
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(1,358,431)	(1,283,713)
Additions	(172,796)	(163,141)
Transfers	(26)	1,586
Disposals	18,931	22,761
Translation differences	(78,194)	64,076
Property, plant and equipment at end of period	(1,590,516)	(1,358,431)
Accumulated depreciation and amortisation | Buildings
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(122,948)	(108,638)
Additions	(19,388)	(17,974)
Transfers	2,583	(3,826)
Disposals	123	171
Translation differences	(8,452)	7,319
Property, plant and equipment at end of period	(148,082)	(122,948)
Accumulated depreciation and amortisation | Plant and machinery
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(1,235,483)	(1,175,075)
Additions	(153,408)	(145,167)
Transfers	(2,609)	5,412
Disposals	18,808	22,590
Translation differences	(69,742)	56,757
Property, plant and equipment at end of period	(1,442,434)	(1,235,483)
Accumulated impairment
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(2,653)	(2,712)
Additions	(11,246)	21
Translation differences	(66)	38
Property, plant and equipment at end of period	€ (13,965)	€ (2,653)